Other Accounts Payable - Disclosure of Net Defined Benefit Liability (Asset) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	S/ 7,306	S/ 8,907	S/ 5,260
Business combination balances			248
Included in profit or loss
Current service cost	632	736	496
Cancellation retirement benefits			(292)
Interest cost	697	680	497
Benefits paid	(22)	(20)	(244)
Net defined benefit liability (asset) resulting from expense (income) in profit or loss	8,613	10,303	5,965
Remeasurement of actuarial loss (gain) arising from:
Experience adjustment	(379)	(1,166)	2,122
Demographic assumptions	48
Financial assumptions	409	(357)	80
Exchange difference	176	(1,474)	740
Net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income	254	(2,997)	2,942
Ending balance	8,867	7,306	8,907
Current	1,836	1,582	1,931
Non-current	7,031	5,724	6,976
Seniority Premium [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	7,306	8,907	5,030
Business combination balances			248
Included in profit or loss
Current service cost	632	736	472
Interest cost	697	680	478
Benefits paid	(22)	(20)	(244)
Net defined benefit liability (asset) resulting from expense (income) in profit or loss	8,613	10,303	5,984
Remeasurement of actuarial loss (gain) arising from:
Experience adjustment	(379)	(1,166)	2,122
Demographic assumptions	48
Financial assumptions	409	(357)	80
Exchange difference	176	(1,474)	721
Net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income	254	(2,997)	2,923
Ending balance	S/ 8,867	S/ 7,306	8,907
Retirement benefits [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance			230
Included in profit or loss
Current service cost			24
Cancellation retirement benefits			(292)
Interest cost			19
Net defined benefit liability (asset) resulting from expense (income) in profit or loss			(19)
Remeasurement of actuarial loss (gain) arising from:
Exchange difference			19
Net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income			S/ 19